Transfer of financial assets, assets pledged and received as collateral - Schedule of transfer of financial assets not qualifying for derecognition (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Securities lending, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	€ 3,151	€ 2,542
Sale and repurchase, equity [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	2,018	1,619
Sale and repurchase, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	2,078	1,682
Sale and repurchase, debt [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	4,190	3,805
Sale and repurchase, debt [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	8,619	9,538
Sale and repurchase, debt [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	2,120	6
Sale and repurchase, debt [member] | Securities at amortised cost [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	6,281	734
Securities lending, debt [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		1,974
Securities lending, debt [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	56	193
Securities lending, debt [Member] | Securities at amortised cost [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	€ 470	€ 195